LVIP Schroders Inflation Plus Fund
(Standard and Service Class)
Summary Prospectus
October 30, 2026

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at www.LincolnFinancial.com/lvip. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462). The Fund’s Prospectus and Statement of Additional Information, both dated October 30, 2026, are incorporated by reference into this Summary Prospectus.
Investment Objective
The investment objective of the LVIP Schroders Inflation Plus Fund (“Fund”) is to seek a total return that exceeds the rate of inflation over an economic cycle (generally, rolling three-to-five-year periods).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[1]	1.59%	1.59%
Acquired Fund Fees and Expenses (AFFE)	0.03%	0.03%
Total Annual Fund Operating Expenses (including AFFE)	2.47%	2.72%
Less Fee Waiver and/or Expense Reimbursement[2]	(1.34)%	(1.34)%
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.13%	1.38%
1
Fees and expenses of the Fund are based on estimates for the current fiscal year.
2
Lincoln Financial Investments Corporation (“LFI” or the “Adviser”) has contractually agreed to waive fees and/or reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding interest, taxes, dividends tied to short sales, brokerage commissions, underlying fund fees and expenses, other expenses attributable to, and incurred as a result of, the Fund’s investments, and extraordinary expenses (including litigation expenses), not incurred in the ordinary course of such Fund’s business) exceed 1.10% of the Fund’s average daily net assets for the Standard Class and 1.35% of the Fund’s average daily net assets for the Service Class. Any reimbursements made by LFI are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause the annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue for a period of at least two years from the closing date of the reorganization of the Predecessor Fund into the Fund (i.e., through at least November 20, 2028) and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with a fee waiver for the two-year contractual period and the total operating expenses without a fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$115	$505	$1,065	$2,595
Service Class	$140	$581	$1,193	$2,847
LVIP Schroders Inflation Plus Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Predecessor Fund’s most recent fiscal year ended July 31, 2026, the Predecessor Fund’s portfolio turnover rate was 241% of the average value of its portfolio. Because the Fund had not yet commenced operations as of the date of this prospectus, no portfolio turnover rate has been provided for the Fund.
Principal Investment Strategies
Schroder Investment Management North America Inc. (“SIMNA”) serves as the Fund’s sub-adviser. SIMNA is responsible for the day-to-day management of the Fund’s assets.
The Fund seeks to provide a total return above U.S. inflation over an economic cycle (generally, rolling three-to-five-year periods) as measured by the United States Consumer Price Index after fees have been deducted.
The Fund is actively managed and will over time invest in a broad range of asset classes worldwide including bonds, emerging markets debt (including sovereign bonds), currencies, Commodities Instruments (as defined below), and equities, in any currency, either directly or indirectly through unaffiliated open-end investment funds (mutual funds) and ETFs (collectively, the “Underlying Funds”). The Fund may invest indirectly in commodities and other asset classes through derivatives or Underlying Funds. In general, SIMNA will select unaffiliated passively managed Underlying Funds that provide exposure to certain investments in accordance with the Fund’s investment strategy. Positions are determined on a market-by-market basis by SIMNA’s investment outlook, which is summarized in the form of a scorecard which covers all investable markets. This enables SIMNA to rank opportunities across fixed income, currencies, commodities as well as some equities and construct a diversified portfolio purely of investments that are forecast to generate inflation-beating returns. Each investable market is put into one of three tiers, based on the U.S. dollar aggregate open interest and volumes, meaning the more liquid the market the larger the position permitted.
The Fund may invest more than 50% of its assets in fixed and floating rate securities that have a below investment grade credit rating, as measured by Standard & Poor’s or any equivalent grade of other credit rating agencies (these securities are known as “junk bonds”). The Fund seeks to limit geographical concentration using a proprietary, liquidity-based ranking system when selecting non-U.S. fixed and floating rate securities.
The Fund may use derivatives with the aim of achieving investment gains, reducing risk, or managing the Fund more efficiently. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets.
In selecting securities for the Fund, SIMNA integrates material environmental, social, and governance (“ESG”) analysis into its investment process. SIMNA evaluates the impact and risk around issues such as climate change, environmental performance, labor standards, and corporate governance, among others, which it views as important in its assessment of an issuer’s risk and potential for profitability. SIMNA believes that this ESG assessment, which is integrated with more traditional methods, is an important consideration to understand the investment potential of a company (or an issuer).
The Fund’s investments in commodity futures contracts and other commodity linked instruments (collectively, “Commodities Instruments”) will be made through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Through its investment in the Subsidiary, the Fund will seek exposure to a range of commodity sectors from time to time including the energy, agriculture, and metals sectors.
The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodities Instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodities Instruments. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The Fund will invest up to 25% of its total assets in the Subsidiary.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
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Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
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Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed income are subject to varying levels of credit risk, interest rate risk, liquidity risk and volatility.
2LVIP Schroders Inflation Plus Fund

•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
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Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
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Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
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Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
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Commodities-Related Investment Risks. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investing in commodities, including through commodity-linked derivative instruments is speculative. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts or other derivatives on the relevant commodity. Moreover, growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.
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Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
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Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
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Inflation-Focused Securities Risk. During periods of low or declining inflation, inflation-protected securities and other inflation-linked securities could underperform the market generally. When inflation is low, declining, or negative, the principal and income of an inflation-linked security will decline and could result in losses.
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Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
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Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
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Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
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Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
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Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or
LVIP Schroders Inflation Plus Fund3

large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
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ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance.
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Subsidiary Risk. By investing in a subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the Fund’s subsidiary (the “Subsidiary”) are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s prospectus and Statement of Additional Information (“SAI”) and could adversely affect the Fund.
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Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
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Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
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Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The Fund will adopt the performance of Lincoln Inflation Plus Fund (the “Predecessor Fund”) as the result of a reorganization of the Class I and Class A shares of the Predecessor Fund into the Standard Class and Service Class of the Fund, respectively, which will take place on November 20, 2026 (the “Reorganization”). The Predecessor Fund had substantially similar objectives, policies, and investment strategies as the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The information shows: (a) how the Predecessor Fund’s Class I shares investment results have varied from year to year; and (b) how the average annual total returns of the Predecessor Fund’s Class I and Class A shares compare with those of a broad measure of market performance. The returns shown for periods ending prior to the Reorganization are those of the Class I and Class A shares of the Predecessor Fund. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of the Fund, which are different than those of the Predecessor Fund. Standard Class and Service Class shares returns of the Fund would have been different from the returns of Class I and Class A shares of the Predecessor Fund as they have different expenses. The bar chart shows performance of the Predecessor Fund’s Class I shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
4LVIP Schroders Inflation Plus Fund

Annual Total Returns (%)

Highest Quarterly Return	Q3 2025	6.26%
Lowest Quarterly Return	Q2 2025	1.87%
Year-To-Date	September 30, 2026	14.95%
Average Annual Total Returns for periods ended 12/31/25
	1 year	Since Inception	Inception Date
LVIP Schroders Inflation Plus Fund – Standard Class	18.32%	10.63%	10/1/2024
LVIP Schroders Inflation Plus Fund – Service Class	18.03%	10.35%	10/1/2024
Morningstar Global Core Bond GR USD (reflects no deductions for fees, expenses or taxes)[1]	7.82%	1.85%
Morningstar Emerging Markets Sovereign Bond GR USD (reflects no deductions for fees, expenses or taxes)	12.59%	6.34%
U.S. Consumer Price Index Urban Consumers NSA (reflects no deductions for fees, expenses or taxes)	2.68%	2.21%
1 The Predecessor Fund’s broad-based securities market benchmark index is the Morningstar Emerging Markets Sovereign Bond GR USD. The Fund’s broad-based securities market benchmark index is the Morningstar Global Core Bond GR USD. The Fund has a different benchmark than the Predecessor Fund because LFI believes that the Morningstar Global Core Bond GR USD is more representative of the Fund's investment strategy.
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Manager

SIMNA Portfolio Managers	Company Title	Experience with Fund*
Oscar Agra, CFA	Inflation Plus Fund Manager and Quantitative Analyst	Since September 2024
Abdallah Guezour	Head of Emerging Markets Debt, Commodities and Inflation Plus	Since September 2024
Malcolm Melville	Commodities and Inflation Plus Fund Manager and Sentiment and Chart Analyst	Since September 2024
*
Reflects Portfolio Manager’s experience with the Predecessor Fund.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
LVIP Schroders Inflation Plus Fund5

Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP Schroders Inflation Plus Fund